FT Vest U.S. Equity Max Buffer ETF - January (JANM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
244,170	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$244,170
	(Cost $244,170)
	Total Investments — 0.7%	244,170
	(Cost $244,170)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.6%
	Call Options Purchased — 105.4%
514	State Street® SPDR® S&P 500® ETF Trust	$39,426,370	$6.90	01/15/27	38,879,078
	(Cost $34,765,966)
	Put Options Purchased — 1.2%
514	State Street® SPDR® S&P 500® ETF Trust	39,426,370	691.64	01/15/27	422,724
	(Cost $2,128,589)
	Total Purchased Options				39,301,802
	(Cost $36,894,555)
WRITTEN OPTIONS — (7.2)%
	Call Options Written — (7.1)%
(514)	State Street® SPDR® S&P 500® ETF Trust	(39,426,370)	740.08	01/15/27	(2,619,848)
	(Premiums received $1,446,659)
	Put Options Written — (0.1)%
(514)	State Street® SPDR® S&P 500® ETF Trust	(39,426,370)	375.23	01/15/27	(24,954)
	(Premiums received $148,831)
	Total Written Options				(2,644,802)
	(Premiums received $1,595,490)
	Net Other Assets and Liabilities — (0.1)%				(25,534)
	Net Assets — 100.0%				$36,875,636

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$244,170	$244,170	$—	$—
Purchased Options	39,301,802	—	39,301,802	—
Total	$39,545,972	$244,170	$39,301,802	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,644,802)	$—	$(2,644,802)	$—

FT Vest U.S. Equity Max Buffer ETF - February (FEBM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
334,169	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$334,169
	(Cost $334,169)
	Total Investments — 0.8%	334,169
	(Cost $334,169)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.7%
	Call Options Purchased — 106.3%
644	State Street® SPDR® S&P 500® ETF Trust	$49,398,020	$6.87	02/19/27	48,738,474
	(Cost $43,581,565)
	Put Options Purchased — 1.4%
644	State Street® SPDR® S&P 500® ETF Trust	49,398,020	689.41	02/19/27	657,814
	(Cost $2,766,072)
	Total Purchased Options				49,396,288
	(Cost $46,347,637)
WRITTEN OPTIONS — (8.4)%
	Call Options Written — (8.3)%
(644)	State Street® SPDR® S&P 500® ETF Trust	(49,398,020)	737.69	02/19/27	(3,800,399)
	(Premiums received $2,059,027)
	Put Options Written — (0.1)%
(644)	State Street® SPDR® S&P 500® ETF Trust	(49,398,020)	363.47	02/19/27	(39,387)
	(Premiums received $182,315)
	Total Written Options				(3,839,786)
	(Premiums received $2,241,342)
	Net Other Assets and Liabilities — (0.1)%				(33,394)
	Net Assets — 100.0%				$45,857,277

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$334,169	$334,169	$—	$—
Purchased Options	49,396,288	—	49,396,288	—
Total	$49,730,457	$334,169	$49,396,288	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,839,786)	$—	$(3,839,786)	$—

FT Vest U.S. Equity Max Buffer ETF - March (MARM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
834,916	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$834,916
	(Cost $834,916)
	Total Investments — 0.8%	834,916
	(Cost $834,916)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.9%
	Call Options Purchased — 112.7%
1,594	State Street® SPDR® S&P 500® ETF Trust	$122,267,770	$6.47	03/19/27	120,478,680
	(Cost $101,511,212)
	Put Options Purchased — 1.2%
1,594	State Street® SPDR® S&P 500® ETF Trust	122,267,770	648.55	03/19/27	1,318,366
	(Cost $6,891,230)
	Total Purchased Options				121,797,046
	(Cost $108,402,442)
WRITTEN OPTIONS — (14.6)%
	Call Options Written — (14.6)%
(1,594)	State Street® SPDR® S&P 500® ETF Trust	(122,267,770)	693.97	03/19/27	(15,634,127)
	(Premiums received $5,528,713)
	Put Options Written — (0.0)%
(1,594)	State Street® SPDR® S&P 500® ETF Trust	(122,267,770)	143.85	03/19/27	(24,038)
	(Premiums received $237,801)
	Total Written Options				(15,658,165)
	(Premiums received $5,766,514)
	Net Other Assets and Liabilities — (0.1)%				(75,845)
	Net Assets — 100.0%				$106,897,952

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$834,916	$834,916	$—	$—
Purchased Options	121,797,046	—	121,797,046	—
Total	$122,631,962	$834,916	$121,797,046	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,658,165)	$—	$(15,658,165)	$—

FT Vest U.S. Equity Max Buffer ETF - April (APXM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
200,189	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$200,189
	(Cost $200,189)
	Total Investments — 1.0%	200,189
	(Cost $200,189)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.3%
	Call Options Purchased — 104.0%
287	State Street® SPDR® S&P 500® ETF Trust	$22,014,335	$7.08	04/16/27	21,675,741
	(Cost $20,428,857)
	Put Options Purchased — 2.3%
287	State Street® SPDR® S&P 500® ETF Trust	22,014,335	710.12	04/16/27	481,178
	(Cost $1,069,430)
	Total Purchased Options				22,156,919
	(Cost $21,498,287)
WRITTEN OPTIONS — (7.2)%
	Call Options Written — (7.1)%
(287)	State Street® SPDR® S&P 500® ETF Trust	(22,014,335)	759.85	04/16/27	(1,476,529)
	(Premiums received $1,156,158)
	Put Options Written — (0.1)%
(287)	State Street® SPDR® S&P 500® ETF Trust	(22,014,335)	354.43	04/16/27	(27,813)
	(Premiums received $66,877)
	Total Written Options				(1,504,342)
	(Premiums received $1,223,035)
	Net Other Assets and Liabilities — (0.1)%				(13,426)
	Net Assets — 100.0%				$20,839,340

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$200,189	$200,189	$—	$—
Purchased Options	22,156,919	—	22,156,919	—
Total	$22,357,108	$200,189	$22,156,919	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,504,342)	$—	$(1,504,342)	$—

FT Vest U.S. Equity Max Buffer ETF - May (MAYM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
353,563	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$353,563
	(Cost $353,563)
	Total Investments — 0.9%	353,563
	(Cost $353,563)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.3%
	Call Options Purchased — 101.0%
522	State Street® SPDR® S&P 500® ETF Trust	$40,040,010	$7.37	05/21/27	39,427,667
	(Cost $37,959,874)
	Put Options Purchased — 3.3%
522	State Street® SPDR® S&P 500® ETF Trust	40,040,010	739.15	05/21/27	1,289,241
	(Cost $2,221,336)
	Total Purchased Options				40,716,908
	(Cost $40,181,210)
WRITTEN OPTIONS — (5.1)%
	Call Options Written — (5.1)%
(522)	State Street® SPDR® S&P 500® ETF Trust	(40,040,010)	790.91	05/21/27	(1,990,887)
	(Premiums received $2,012,907)
	Net Other Assets and Liabilities — (0.1)%				(26,124)
	Net Assets — 100.0%				$39,053,460

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$353,563	$353,563	$—	$—
Purchased Options	40,716,908	—	40,716,908	—
Total	$41,070,471	$353,563	$40,716,908	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,990,887)	$—	$(1,990,887)	$—

FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
680,522	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$680,522
	(Cost $680,522)
	Total Investments — 1.0%	680,522
	(Cost $680,522)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.8%
	Call Options Purchased — 100.0%
892	State Street® SPDR® S&P 500® ETF Trust	$68,420,860	$7.45	06/17/27	67,227,311
	(Cost $65,333,911)
	Put Options Purchased — 3.8%
892	State Street® SPDR® S&P 500® ETF Trust	68,420,860	746.72	06/17/27	2,573,268
	(Cost $3,783,351)
	Total Purchased Options				69,800,579
	(Cost $69,117,262)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (4.7)%
(892)	State Street® SPDR® S&P 500® ETF Trust	(68,420,860)	801.48	06/17/27	(3,197,847)
	(Premiums received $3,233,531)
	Net Other Assets and Liabilities — (0.1)%				(44,347)
	Net Assets — 100.0%				$67,238,907

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$680,522	$680,522	$—	$—
Purchased Options	69,800,579	—	69,800,579	—
Total	$70,481,101	$680,522	$69,800,579	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,197,847)	$—	$(3,197,847)	$—

FT Vest U.S. Equity Max Buffer ETF - July (JULM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
332,348	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$332,348
	(Cost $332,348)
	Total Investments — 1.1%	332,348
	(Cost $332,348)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.6%
	Call Options Purchased — 100.6%
408	State Street® SPDR® S&P 500® ETF Trust	$31,295,640	$7.41	07/16/27	30,754,816
	(Cost $29,817,882)
	Put Options Purchased — 4.0%
408	State Street® SPDR® S&P 500® ETF Trust	31,295,640	743.27	07/16/27	1,207,362
	(Cost $1,664,089)
	Total Purchased Options				31,962,178
	(Cost $31,481,971)
WRITTEN OPTIONS — (5.6)%
	Call Options Written — (5.6)%
(408)	State Street® SPDR® S&P 500® ETF Trust	(31,295,640)	797.70	07/16/27	(1,712,817)
	(Premiums received $1,487,850)
	Net Other Assets and Liabilities — (0.1)%				(20,172)
	Net Assets — 100.0%				$30,561,537

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$332,348	$332,348	$—	$—
Purchased Options	31,962,178	—	31,962,178	—
Total	$32,294,526	$332,348	$31,962,178	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,712,817)	$—	$(1,712,817)	$—

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
497,930	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$497,930
	(Cost $497,930)
	Total Investments — 1.1%	497,930
	(Cost $497,930)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 98.3%
577	State Street® SPDR® S&P 500® ETF Trust	$44,258,785	$7.64	08/20/27	43,505,558
	(Cost $43,397,796)
	Put Options Purchased — 4.9%
577	State Street® SPDR® S&P 500® ETF Trust	44,258,785	765.70	08/20/27	2,164,079
	(Cost $2,358,089)
	Total Purchased Options				45,669,637
	(Cost $45,755,885)
WRITTEN OPTIONS — (4.2)%
	Call Options Written — (4.2)%
(577)	State Street® SPDR® S&P 500® ETF Trust	(44,258,785)	826.98	08/20/27	(1,878,233)
	(Premiums received $2,047,787)
	Net Other Assets and Liabilities — (0.1)%				(24,389)
	Net Assets — 100.0%				$44,264,945

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$497,930	$497,930	$—	$—
Purchased Options	45,669,637	—	45,669,637	—
Total	$46,167,567	$497,930	$45,669,637	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,878,233)	$—	$(1,878,233)	$—

FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
134,595	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$134,595
	(Cost $134,595)
	Total Investments — 0.4%	134,595
	(Cost $134,595)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.8%
	Call Options Purchased — 107.7%
437	State Street® SPDR® S&P 500® ETF Trust	$33,520,085	$6.62	09/18/26	33,133,554
	(Cost $28,626,295)
	Put Options Purchased — 0.1%
437	State Street® SPDR® S&P 500® ETF Trust	33,520,085	663.68	09/18/26	11,533
	(Cost $1,524,771)
	Total Purchased Options				33,145,087
	(Cost $30,151,066)
WRITTEN OPTIONS — (8.1)%
	Call Options Written — (8.1)%
(437)	State Street® SPDR® S&P 500® ETF Trust	(33,520,085)	710.16	09/18/26	(2,492,779)
	(Premiums received $1,207,322)
	Put Options Written — (0.0)%
(437)	State Street® SPDR® S&P 500® ETF Trust	(33,520,085)	349.44	09/18/26	(494)
	(Premiums received $88,574)
	Total Written Options				(2,493,273)
	(Premiums received $1,295,896)
	Net Other Assets and Liabilities — (0.1)%				(21,746)
	Net Assets — 100.0%				$30,764,663

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$134,595	$134,595	$—	$—
Purchased Options	33,145,087	—	33,145,087	—
Total	$33,279,682	$134,595	$33,145,087	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,493,273)	$—	$(2,493,273)	$—

FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
111,428	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$111,428
	(Cost $111,428)
	Total Investments — 0.4%	111,428
	(Cost $111,428)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.4%
	Call Options Purchased — 108.2%
450	State Street® SPDR® S&P 500® ETF Trust	$34,517,250	$6.62	10/16/26	34,126,353
	(Cost $29,430,830)
	Put Options Purchased — 0.2%
450	State Street® SPDR® S&P 500® ETF Trust	34,517,250	664.37	10/16/26	56,975
	(Cost $1,683,045)
	Total Purchased Options				34,183,328
	(Cost $31,113,875)
WRITTEN OPTIONS — (8.7)%
	Call Options Written — (8.7)%
(450)	State Street® SPDR® S&P 500® ETF Trust	(34,517,250)	710.90	10/16/26	(2,747,147)
	(Premiums received $1,412,196)
	Put Options Written — (0.0)%
(450)	State Street® SPDR® S&P 500® ETF Trust	(34,517,250)	373.85	10/16/26	(1,692)
	(Premiums received $113,394)
	Total Written Options				(2,748,839)
	(Premiums received $1,525,590)
	Net Other Assets and Liabilities — (0.1)%				(22,398)
	Net Assets — 100.0%				$31,523,519

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$111,428	$111,428	$—	$—
Purchased Options	34,183,328	—	34,183,328	—
Total	$34,294,756	$111,428	$34,183,328	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,748,839)	$—	$(2,748,839)	$—

FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
132,605	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$132,605
	(Cost $132,605)
	Total Investments — 0.5%	132,605
	(Cost $132,605)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.1%
	Call Options Purchased — 109.7%
407	State Street® SPDR® S&P 500® ETF Trust	$31,218,935	$6.57	11/20/26	30,863,356
	(Cost $26,652,569)
	Put Options Purchased — 0.4%
407	State Street® SPDR® S&P 500® ETF Trust	31,218,935	659.01	11/20/26	117,985
	(Cost $1,541,741)
	Total Purchased Options				30,981,341
	(Cost $28,194,310)
WRITTEN OPTIONS — (10.5)%
	Call Options Written — (10.5)%
(407)	State Street® SPDR® S&P 500® ETF Trust	(31,218,935)	705.16	11/20/26	(2,942,895)
	(Premiums received $1,516,320)
	Put Options Written — (0.0)%
(407)	State Street® SPDR® S&P 500® ETF Trust	(31,218,935)	277.12	11/20/26	(2,401)
	(Premiums received $45,556)
	Total Written Options				(2,945,296)
	(Premiums received $1,561,876)
	Net Other Assets and Liabilities — (0.1)%				(19,527)
	Net Assets — 100.0%				$28,149,123

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$132,605	$132,605	$—	$—
Purchased Options	30,981,341	—	30,981,341	—
Total	$31,113,946	$132,605	$30,981,341	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,945,296)	$—	$(2,945,296)	$—

FT Vest U.S. Equity Max Buffer ETF - December (DECM)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
257,172	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$257,172
	(Cost $257,172)
	Total Investments — 0.5%	257,172
	(Cost $257,172)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.4%
	Call Options Purchased — 106.6%
686	State Street® SPDR® S&P 500® ETF Trust	$52,619,630	$6.79	12/18/26	51,864,364
	(Cost $46,066,085)
	Put Options Purchased — 0.8%
686	State Street® SPDR® S&P 500® ETF Trust	52,619,630	680.57	12/18/26	396,083
	(Cost $2,623,392)
	Total Purchased Options				52,260,447
	(Cost $48,689,477)
WRITTEN OPTIONS — (7.8)%
	Call Options Written — (7.8)%
(686)	State Street® SPDR® S&P 500® ETF Trust	(52,619,630)	728.23	12/18/26	(3,796,097)
	(Premiums received $2,145,474)
	Put Options Written — (0.0)%
(686)	State Street® SPDR® S&P 500® ETF Trust	(52,619,630)	336.21	12/18/26	(14,413)
	(Premiums received $121,480)
	Total Written Options				(3,810,510)
	(Premiums received $2,266,954)
	Net Other Assets and Liabilities — (0.1)%				(32,794)
	Net Assets — 100.0%				$48,674,315

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$257,172	$257,172	$—	$—
Purchased Options	52,260,447	—	52,260,447	—
Total	$52,517,619	$257,172	$52,260,447	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,810,510)	$—	$(3,810,510)	$—

FT Vest U.S. Equity Quarterly Max Buffer ETF (SQMX)
Portfolio of Investments
August 31, 2026 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
515,558	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.56% (a)	$515,558
	(Cost $515,558)
	Total Investments — 1.0%	515,558
	(Cost $515,558)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.0%
	Call Options Purchased — 99.6%
720	State Street® SPDR® S&P 500® ETF Trust	$55,227,600	$7.47	09/18/26	54,529,718
	(Cost $52,945,122)
	Put Options Purchased — 0.4%
720	State Street® SPDR® S&P 500® ETF Trust	55,227,600	746.74	09/18/26	200,326
	(Cost $1,480,774)
	Total Purchased Options				54,730,044
	(Cost $54,425,896)
WRITTEN OPTIONS — (0.9)%
	Call Options Written — (0.9)%
(720)	State Street® SPDR® S&P 500® ETF Trust	(55,227,600)	769.14	09/18/26	(463,205)
	(Premiums received $943,898)
	Put Options Written — (0.0)%
(720)	State Street® SPDR® S&P 500® ETF Trust	(55,227,600)	652.50	09/18/26	(16,020)
	(Premiums received $271,445)
	Total Written Options				(479,225)
	(Premiums received $1,215,343)
	Net Other Assets and Liabilities — (0.1)%				(37,579)
	Net Assets — 100.0%				$54,728,798

(a)	Rate shown reflects yield as of August 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$515,558	$515,558	$—	$—
Purchased Options	54,730,044	—	54,730,044	—
Total	$55,245,602	$515,558	$54,730,044	$—

LIABILITIES TABLE
	Total Value at 8/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(479,225)	$—	$(479,225)	$—

First Trust Exchange-Traded Fund VIII
Additional Information
August 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the State Street® SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.